FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES

The Company has classified financial assets and (liabilities) as follows at December 31:

	2021	2020	2019

Financial assets, measured at amortized cost:
Cash and cash equivalents	$14,941,775	$6,872,894	$1,428,129
Short-term investments	$6,366,828	$-	$-
Accounts receivable, measured at amortized cost:
Receivable from the sale of discontinued operations	$-	$-	$18,000,000
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(1,791,222)	$(1,730,361)	$(1,725,708)
Convertible debentures	$-	$(3,341,246)	$(3,089,033)
Covid-19 government support loans	$(31,660)	$(218,151)	$-